UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-8568

John Hancock Bank and Thrift Opportunity Fund
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone
Treasurer

601 Congress Street

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2011

ITEM 1. REPORTS TO STOCKHOLDERS

John Hancock
MUTUAL FUNDS

John Hancock
Bank and Thrift Opportunity Fund

Semiannual Report
4.30.11

Ticker | **BTO**

Portfolio summary

Top 10 Holdings (41.4% of Net Assets on 4-30-11) [1]

JPMorgan Chase & Company	5.4%	SVB Financial Group	4.0%

PNC Financial Services Group, Inc.	5.2%	Cullen/Frost Bankers, Inc.	4.0%

Wells Fargo & Company	4.7%	TCF Financial Corp.	3.3%

Bank of America Corp.	4.2%	BB&T Corp.	3.2%

U.S. Bancorp.	4.2%	Zions Bancorporation	3.2%

Industry Composition[2,3]

Commercial Banks	76%	Capital Markets	2%

Diversified Financial Services	11%	Short-Term Investments & Other	4%

Thrifts & Mortgage Finance	7%

1 Cash and cash equivalents not included in Top 10 Holdings.

2 As a percentage of the Fund’s net assets on 4-30-11.

3 Investments focused on one industry may fluctuate more widely than investments across multipile industries.

6	Bank and Thrift Opportunity Fund | Semiannual report

Fund’s investments

As of 4-30-11 (unaudited)

	Shares	Value
Common Stocks 93.61%		$349,908,234

(Cost $318,554,104)

Financials 93.61%		349,908,234

Capital Markets 1.99%

State Street Corp.	159,460	7,422,860

Commercial Banks 74.93%

1st United Bancorp, Inc. (I)	346,472	2,414,910

Ameris Bancorp	236,991	2,355,691

Anchor Bancorp (I)	88,416	898,307

Avenue Bank (I)(R)	300,000	1,249,827

Bank of Marin Bancorp	4,520	170,133

Bar Harbor Bankshares	34,222	999,967

BB&T Corp.	440,898	11,868,974

Bond Street Holdings LLC, Class A (I)(S)	291,804	5,836,080

Boston Private Financial Holdings, Inc.	206,198	1,441,324

Bridge Capital Holdings (I)	150,564	1,547,798

Bryn Mawr Bank Corp.	80,000	1,612,000

California United Bank (I)	83,002	1,025,075

Camden National Corp.	36,776	1,270,611

Centerstate Banks, Inc.	321,439	1,999,351

Citizens Republic Banking Corp., Inc. (I)	2,777,383	2,549,638

City Holding Company	47,798	1,629,912

Comerica, Inc.	287,393	10,900,816

Cullen/Frost Bankers, Inc.	251,048	14,872,084

CVB Financial Corp.	265,747	2,588,376

DNB Financial Corp.	78,515	765,521

East West Bancorp, Inc.	558,155	11,793,815

Eastern Virginia Bankshares, Inc.	69,998	247,093

ECB Bancorp, Inc.	27,504	327,298

Evans Bancorp, Inc.	44,524	630,015

Fifth Third Bancorp	414,093	5,495,014

First Bancorp, Inc.	146,499	2,175,510

First California Financial Group, Inc. (I)	208,583	803,045

First Horizon National Corp.	180,033	1,971,361

First Southern Bancorp, Inc., Class B (I)	78,390	944,600

FNB Corp.	960,203	10,514,223

Glacier Bancorp, Inc.	189,375	2,846,306

Hancock Holding Company	232,176	7,582,868

See notes to financial statements	Semiannual report | Bank and Thrift Opportunity Fund	7

	Shares	Value
Commercial Banks (continued)

Heritage Commerce Corp. (I)	387,733	$2,027,844

Heritage Financial Corp.	187,598	2,765,195

Heritage Oaks Bancorp (I)	650,719	2,407,660

Horizon Bancorp	6,950	188,345

Huntington Bancshares, Inc.	236,485	1,605,733

Independent Bank Corp. — MA	195,961	5,743,617

Lakeland Financial Corp.	54,942	1,203,788

M&T Bank Corp.	94,160	8,320,919

MB Financial, Inc.	296,947	6,143,833

Northrim BanCorp, Inc.	77,232	1,545,412

Pacific Continental Corp.	195,981	1,871,619

Park National Corp.	26,127	1,804,853

Park Sterling Corp. (I)	293,418	1,401,071

PNC Financial Services Group, Inc.	309,372	19,286,250

Prosperity Bancshares, Inc.	111,554	5,114,751

Renasant Corp.	37,311	626,079

Sandy Spring Bancorp, Inc.	54,695	977,400

Sierra Bancorp	140,000	1,561,000

Southcoast Financial Corp. (I)	64,413	209,986

Sun Bancorp, Inc. (I)	502,348	1,828,547

SunTrust Banks, Inc.	318,859	8,988,635

SVB Financial Group (I)	249,420	15,074,945

Talmer Bank & Trust Company (I)(R)	462,595	2,624,349

TCF Financial Corp.	783,634	12,216,854

TriCo Bancshares	202,536	3,303,362

Trustmark Corp.	90,000	2,091,600

U.S. Bancorp	601,613	15,533,648

Union First Market Bankshares Corp.	56,313	716,864

United Bancorp, Inc. (I)	315,013	1,102,546

Univest Corp. of Pennsylvania	19,000	319,580

Washington Banking Company	67,556	945,108

Washington Trust Bancorp, Inc.	123,905	2,903,094

Wells Fargo & Company	604,108	17,585,584

WesBanco, Inc.	130,961	2,658,508

Westamerica Bancorp.	30,499	1,549,044

Wilshire Bancorp, Inc.	172,168	688,672

Zions Bancorporation	483,334	11,817,516

Diversified Financial Services 9.61%

Bank of America Corp.	1,278,555	15,700,655

JPMorgan Chase & Company	443,587	20,240,875

Thrifts & Mortgage Finance 7.08%

Berkshire Hill Bancorp, Inc.	358,903	8,003,537

Citizens South Banking Corp.	343,181	1,630,110

Doral Financial Corp. (I)	103,266	154,899

First Defiance Financial Corp.	125,381	1,715,212

First Financial Holdings, Inc.	90,857	997,610

Flushing Financial Corp.	126,781	1,866,216

Heritage Financial Group, Inc.	95,762	1,156,805

8	Bank and Thrift Opportunity Fund | Semiannual report	See notes to financial statements

			Shares	Value
Thrifts & Mortgage Finance (continued)

Hingham Institution for Savings			80,000	$4,232,000

Home Federal Bancorp, Inc.			94,447	1,147,531

Kaiser Federal Financial Group, Inc.			109,586	1,376,400

Viewpoint Financial Group			69,957	863,969

WSFS Financial Corp.			73,787	3,318,201

			Shares	Value
Preferred Securities 1.61%				$6,025,448

(Cost $4,619,727)

Financials 1.61%				6,025,448

Commercial Banks 0.72%

First Southern Bancorp, Inc. (I)(J)			134	553,408

Monarch Financial Holdings, Inc., Series B, 7.800%			38,925	1,049,029

Zions Bancorporation, Series C, 9.500%			40,371	1,085,576

Diversified Financial Services 0.89%

Bank of America Corp., Series MER, 8.625%			74,849	2,014,935

Citigroup Capital XII (8.500% to 3-30-15, then
3 month LIBOR + 5.870%)			50,000	1,322,500

		Maturity
Rate (%)		date	Par value	Value
Corporate Bonds 0.14%				$533,721

(Cost $430,659)

Financials 0.14%				533,721

Commercial Banks 0.14%

Regions Financial Corp.	7.375	12-10-37	$544,613	533,721

Capital Preferred Securities 0.09%				$315,103

(Cost $261,285)

Financials 0.09%				315,103

Commercial Banks 0.09%

Banponce Trust I, Series A	8.327	02-01-27	$360,000	315,103

			Shares	Value
Warrants 0.40%				$1,500,922

(Cost $1,713,920)

Comerica, Inc. (Expiration Date: 11-14-18, Strike Price: $29.40) (I)(J)			93,762	1,256,411

Valley National Bancorp (Expiration Date: 11-14-18,
Strike Price: $17.77) (I)(J)			33,222	80,729

Washington Federal, Inc. (Expiration Date: 11-14-18,
Strike Price: $17.57) (I)(J)			27,297	163,782

See notes to financial statements	Semiannual report | Bank and Thrift Opportunity Fund	9

		Maturity
	Yield (%)*	date	Par value	Value
Certificate of Deposit 0.02%				$64,409

(Cost $64,409)

Country Bank For Savings	1.640	08-28-12	$1,879	1,879

First Bank Richmond	2.226	12-05-13	19,076	19,076

Framingham Cooperative Bank	2.000	09-12-11	3,711	3,711

Home Bank	0.867	12-04-13	18,442	18,442

Machias Savings Bank	1.980	05-24-11	1,782	1,782

Midstate Federal Savings and Loan	1.590	05-27-11	1,905	1,905

Milford Bank	2.130	06-04-11	1,776	1,776

Mount McKinley Savings Bank	0.400	12-05-11	1,682	1,682

Mt. Washington Bank	1.500	10-31-11	1,778	1,778

Newburyport Bank	1.250	10-22-12	2,010	2,010

Newton Savings Bank	2.370	05-30-11	1,803	1,803

OBA Federal Savings and Loan	1.050	12-15-11	1,287	1,287

Plymouth Savings Bank	1.340	05-11-11	1,857	1,857

Randolph Savings Bank	1.000	09-23-11	1,854	1,854

Salem Five Cents Savings Bank	0.600	12-19-11	1,703	1,703

Sunshine Federal Savings and Loan Association	2.460	05-10-11	1,864	1,864

			Par value	Value
Short-Term Investments 0.20%				$762,000

(Cost $762,000)

Repurchase Agreement 0.20%				762,000
Repurchase Agreement with State Street Corp. dated 4-29-11
at 0.010% to be repurchased at $762,001 on 5-2-11,
collateralized by $750,000 Federal Home Loan Mortgage Corp.,
4.500% due 1-15-14 (valued at $779,025, including interest)			$762,000	762,000

Total investments (Cost $326,406,104)† 96.07%				$359,109,837

Other assets and liabilities, net 3.93%				$14,707,209

Total net assets 100.00%				$373,817,046

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

10	Bank and Thrift Opportunity Fund | Semiannual report	See notes to financial statements

Notes to Schedule of Investments

LIBOR London Interbank Offered Rate

(I) Non-income producing security.

(J) These securities are issued under the U.S. Treasury Department’s Capital Purchase Program.

(R) Direct placement securities are restricted to resale and the Fund has limited rights to registration under the Securities Act of 1933.

					Value as a
	Original		Beginning	Ending	percentage
Issuer,	acquisition	Acquisition	share	share	of Fund’s	Value as of
Description	date	cost	amount	amount	net assets	4-30-11

Avenue Bank	1-29-07	$3,000,000	300,000	300,000	0.33%	$1,249,827

Talmer Bank &
Trust Company	4-30-10	$2,775,570	462,595	462,595	0.70%	$2,624,349

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

* Yield represents the annualized yield at the date of purchase.

† At 4-30-11, the aggregate cost of investment securities for federal income tax purposes was $326,410,726. Net unrealized appreciation aggregated $32,699,111, of which $58,383,721 related to appreciated investment securities and $25,684,610 related to depreciated investment securities.

See notes to financial statements	Semiannual report | Bank and Thrift Opportunity Fund	11

F I N A N C I A L  S T A T E M E N T S

Financial statements

Statement of assets and liabilities 4-30-11 (unaudited)

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value for each common share.

Assets

Investments, at value (Cost $326,406,104)	$359,109,837
Cash	14,009,695
Receivable for investments sold	620,492
Dividends and interest receivable	374,328
Other receivables and prepaid expenses	108,666

Total assets	374,223,018

Liabilities

Payable for investments purchased	265,220
Payable to affiliates
Accounting and legal services fees	30,670
Trustees’ fees	56,946
Other liabilities and accrued expenses	53,136

Total liabilities	405,972

Net assets

Capital paid-in	$343,916,563
Accumulated distributions in excess of net investment income	(8,160,648)
Accumulated net realized gain on investments	5,357,398
Net unrealized appreciation (depreciation) on investments	32,703,733

Net assets	$373,817,046

Net asset value per share

Based on 19,604,677 shares of beneficial interest outstanding — unlimited
number of shares authorized with no par value	$19.07

12	Bank and Thrift Opportunity Fund | Semiannual report	See notes to financial statements

F I N A N C I A L  S T A T E M E N T S

Statement of operations For the six-month period ended 4-30-11
(unaudited)

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends	$2,983,426
Interest	107,582

Total investment income	3,091,008

Expenses

Investment management fees (Note 4)	2,109,562
Accounting and legal services fees (Note 4)	458,498
Transfer agent fees	17,441
Trustees’ fees (Note 4)	26,854
Printing and postage	59,941
Professional fees	65,346
Custodian fees	25,330
Other	9,213

Total expenses	2,772,185
Less expense reductions (Note 4)	(275,099)

Net expenses	2,497,086

Net investment income	593,922

Realized and unrealized gain

Net realized gain on investments	5,362,020

Change in net unrealized appreciation (depreciation) of investments	45,125,781

Net realized and unrealized gain	50,487,801

Increase in net assets from operations	$51,081,723

See notes to financial statements	Semiannual report | Bank and Thrift Opportunity Fund	13

F I N A N C I A L  S T A T E M E N T S

Statements of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Six months
	ended	Year
	4-30-11	ended
	(unaudited)	10-31-10
Increase (decrease) in net assets

From operations
Net investment income	$593,922	$1,449,957
Net realized gain	5,362,020	19,637,635
Change in net unrealized appreciation (depreciation)	45,125,781	5,495,106

Increase in net assets resulting from operations	51,081,723	26,582,698

Distributions to shareholders
From net investment income	(8,865,433)[1]	(1,294,703)
From net realized gain	—	(13,723,010)

Total distributions	(8,865,433)	(15,017,713)

From Fund share transactions (Note 5)	(6,580,808)	(12,088,382)

Total increase (decrease)	35,635,482	(523,397)

Net assets

Beginning of period	338,181,564	338,704,961

End of period	$373,817,046	$338,181,564

Undistributed (accumulated distributions in excess of) net
investment income	($8,160,648)	$110,863

1 A portion of the distributions may be deemed a tax return of capital at year-end.

14	Bank and Thrift Opportunity Fund | Semiannual report	See notes to financial statements

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

COMMON SHARES Period ended	4-30-11[1]	10-31-10	10-31-09	10-31-08	10-31-07	10-31-06

Per share operating performance

Net asset value, beginning of period	$16.90	$16.28	$20.81	$35.08	$42.28	$42.08
Net investment income[2]	0.03	0.07	0.29	0.62	0.64	0.64
Net realized and unrealized gain (loss)
on investments	2.55	1.19	(3.63)	(8.94)	(3.52)	3.84
Total from investment operations	2.58	1.26	(3.34)	(8.32)	(2.88)	4.48
Less distributions to
common shareholders
From net investment income	(0.45)[3]	(0.06)	(0.29)	(0.68)	(0.60)	(0.68)
From net realized gain	—	(0.67)	—	(4.76)	(3.72)	(3.60)
From tax return of capital	—	—	(0.94)	(0.51)	—	—
Total distributions	(0.45)	(0.73)	(1.23)	(5.95)	(4.32)	(4.28)
Anti-dilutive impact of repurchase plan	0.04[4]	0.09[4]	0.04[4]	—	—	—
Net asset value, end of period	$19.07	$16.90	$16.28	$20.81	$35.08	$42.28
Per share market value, end of period	$17.12	$15.02	$13.30	$17.80	$30.96	$39.20
Total return at net asset value (%)[5,6]	15.79[7]	8.82	(13.78)	(24.38)	(6.93)	12.07
Total return at market value (%)[6]	16.96[7]	18.38	(17.65)	(26.67)	(11.41)	16.41

Ratios and supplemental data

Net assets applicable to common shares,
end of period (in millions)	$374	$338	$339	$439	$740	$892
Ratios (as a percentage of average
net assets):
Expenses before reductions	1.51[8]	1.51	1.55	1.49	1.44	1.46
Expenses net of fee waivers and credits	1.36[8]	1.36	1.40	1.34	1.29	1.29
Net investment income	0.32[8]	0.39	1.88	2.51	1.61	1.49
Portfolio turnover (%)	10	34	37	27	21	9

1 Semiannual period from 11-1-10 to 4-30-11. Unaudited.
2 Based on the average daily shares outstanding.
3 A portion of the distributions may be deemed a tax return of capital at year-end.
4 The repurchase plan was completed at an average repurchase price of $16.41, $15.04 and $12.99 for 401,138;
803,485 and 290,700 shares, and $6,580,808, $12,088,382 and $3,776,593 which had a $0.04, $0.09 and $0.04
NAV impact for the period ended 4-30-11 and the years ended 10-31-10 and 10-31-09, respectively.
5 Total returns would have been lower had certain expenses not been reduced during the periods shown.
6 Total return based on net asset value reflects changes in the Fund’s net asset value during each period. Total return based on market value reflects changes in market value. Each figure assumes that distributions, if any, were reinvested. These figures will differ depending upon the level of any discount from or premium to net asset value at which the Fund’s shares traded during the period.
7 Not annualized.
8 Annualized.

See notes to financial statements	Semiannual report | Bank and Thrift Opportunity Fund	15

Notes to financial statements
(unaudited)

Note 1 — Organization

John Hancock Bank and Thrift Opportunity Fund (the Fund) is a closed-end diversified management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act).

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

16	Bank and Thrift Opportunity Fund | Semiannual report

The following is a summary of the values by input classification of the Fund’s investments as of April 30, 2011, by major security category or type:

			LEVEL 2	LEVEL 3
			SIGNIFICANT	SIGNIFICANT
	TOTAL MARKET	LEVEL 1	OBSERVABLE	UNOBSERVABLE
	VALUE AT 4-30-11	QUOTED PRICE	INPUTS	INPUTS

Common Stocks
Capital Markets	$7,422,860	$7,422,860	—	—
Commercial Banks	280,081,354	270,371,098	$5,836,080	$3,874,176
Diversified Financial Services	35,941,530	35,941,530	—	—
Thrifts & Mortgage Finance	26,462,490	26,462,490	—	—
Preferred Securities
Commercial Banks	2,688,013	2,134,605	—	553,408
Diversified Financial Services	3,337,435	3,337,435	—	—
Corporate Bonds
Commercial Banks	533,721	—	533,721	—
Capital Preferred Securities
Commercial Banks	315,103	—	315,103	—
Warrants	1,500,922	1,500,922	—	—
Certificate of Deposit	64,409	—	64,409	—
Short-Term Investments	762,000	—	762,000	—

Total Investments
in Securities	$359,109,837	$347,170,940	$7,511,313	$4,427,584

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. During the six-month period ended April 30, 2011, there were no significant transfers in or out of Level 1 or Level 2 assets.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. Transfers in or out of Level 3 represent the beginning value of any security or instrument where a change in the level has occurred from the beginning to the end of the period.

INVESTMENTS IN SECURITIES	COMMON STOCKS	PREFERRED SECURITIES	TOTAL

Balance as of 10-31-10	$2,918,657	$61,919	$2,980,576
Realized gain (loss)	—	—	—
Change in unrealized
appreciation (depreciation)	955,519	491,489	1,447,008
Purchases	—	—	—
Sales	—	—	—
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Balance as of 4-30-11	$3,874,176	$553,408	$4,427,584
Change in unrealized at period end*	$955,519	$491,489	$1,447,008

*Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at the period end. This balance is included in the change in unrealized appreciation (depreciation) on the Statement of Operations.

In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Debt obligations are valued based on the evaluated prices provided by an independent pricing service,

Semiannual report | Bank and Thrift Opportunity Fund	17

which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost. Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation. Dividend income is recorded on the ex-date. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful.

Repurchase agreements. The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement, it receives collateral which is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline.

Overdrafts. Pursuant to the custodian agreement, the Fund’s custodian may, in its discretion, advance funds to the Fund to make properly authorized payments. When such payments result in an overdraft, the Fund is obligated to repay the custodian for any overdraft, including any costs or expenses associated with the overdraft. The custodian has a lien, security interest or security entitlement in any Fund property, that is not segregated, to the maximum extent permitted by law to the extent of any overdraft.

Expenses. The majority of expenses are directly attributable to an individual fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Federal income taxes. The Fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

As of October 31, 2010, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure. The Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

Managed distribution plan. On March 12, 2010, the Board of Trustees approved the adoption of a new managed distribution plan (the Distribution Plan). Under the Distribution Plan, the Fund will make quarterly distributions of an amount equal to 1.25% of the Fund’s net asset value, based upon an annual rate of 5%, as of each measuring date. The amount of each quarterly distribution will be determined based on the net asset value of the Fund at the close of the NYSE on the last business day of the month ending two months prior to each quarterly declaration date.

18	Bank and Thrift Opportunity Fund | Semiannual report

Distributions under the Distribution Plan may consist of net investment income, net realized capital gains and, to the extent necessary, return of capital. Return of capital distributions may be necessary when the Fund’s net investment income and net capital gains are insufficient to meet the minimum percentage dividend. In addition, the Fund may also make additional distributions to avoid federal income and excise taxes. The final determinations of tax characteristics of the Fund’s distributions will occur at the end of the year, at which time it will be reported to shareholders.

The Board of Trustees may terminate the Distribution Plan at any time. The termination may have an adverse effect on the market price of the Fund’s shares.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Fund generally declares and pays dividends quarterly through its managed distribution plan described above.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Material distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital. The final determination of tax characteristics of the Fund’s distribution will occur at the end of the year at which time it will be reported to shareholders. A portion of the distributions paid may be deemed a tax return of capital for the year ended October 31, 2011.

Capital accounts within financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period.

Note 3 — Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Adviser) serves as investment adviser for the Fund. The Adviser is an indirect wholly owned subsidiary of Manulife Financial Corporation (MFC).

Management Fee. The Fund has an investment management contract with the Adviser under which the Fund pays a daily management fee to the Adviser at an annual rate of 1.15% of the Fund’s average daily net assets. The Adviser has a subadvisory agreement with John Hancock Asset Management a division of Manulife Asset Management (US), LLC (formerly MFC Global Investment Management (U.S.), LLC), an indirect owned subsidiary of MFC and an affiliate of the Adviser. The Fund is not responsible for payment of the subadvisory fees.

The investment management fees incurred for the six-months ended April 30, 2011 were equivalent to an annual effective rate of 1.15% of the Fund’s average daily net assets.

Accounting and legal services. The Fund has an agreement with the Adviser and affiliates to perform necessary tax, accounting and legal services for the Fund. The compensation for the six-month period was at an annual rate of 0.25% of the average weekly net assets of the Fund. The Adviser agreed to limit the accounting and legal services fee to 0.10% of the Fund’s average weekly net assets. Accordingly, the expense reductions related to accounting and legal services fees amounted to $275,099 for the six-months ended April 30, 2011. The Adviser reserves the right to

Semiannual report | Bank and Thrift Opportunity Fund	19

terminate this limitation in the future with the Trustees’ approval. The accounting and legal services fees incurred for the six-months ended April 30, 2011 amounted to an annual rate of 0.10% of the Fund’s average daily net assets.

Trustee expenses. The Trust compensates each Trustee who is not an employee of the Adviser or its affiliates. These Trustees may, for tax purposes, elect to defer receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan (the Plan). Deferred amounts are invested in various John Hancock funds and remain in the funds until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting liability are included within Other receivables and prepaid expenses and Payable to affiliates — Trustees’ fees, respectively, in the accompanying Statement of Assets and Liabilities.

Note 5 — Fund share transactions

In May 2009, the Board of Trustees approved a share repurchase plan, which was subsequently reviewed and approved by the Board of Trustees each year in December. Under the share repurchase plan, the Fund may purchase in the open market up to 10% of its outstanding common shares. The plan will remain in effect between January 1, 2011 and December 31, 2011.

During the six months ended April 30, 2011 and the year ended October 31, 2010, the Fund repurchased 401,138 and 803,485, respectively (1.96% and 3.86% of shares outstanding, respectively) of its common shares under the share repurchase program. The corresponding dollar amount of the share repurchase amounted to $6,580,808 and $12,088,382 during the six months ended April 30, 2011, and the year ended October 31, 2010, respectively.

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, aggregated $35,249,813 and $55,357,976, respectively, for the six months ended April 30, 2011.

Note 7 — Sector risk

Fund performance will be closely tied to a single sector of the economy, which may underperform other sectors over any given period of time. Financial services companies can be hurt by economic declines, changes in interest rates, regulatory and market impacts. Accordingly, this may make the Fund’s investment performance more volatile and investment values may rise and fall more rapidly.

20	Bank and Thrift Opportunity Fund | Semiannual report

Additional information

Unaudited

Investment objective and policy

The Fund is a closed-end diversified management investment company, shares of which were initially offered to the public on August 23, 1994, and are publicly traded on the New York Stock Exchange. On December 7, 2010, the Fund’s Trustees approved the following new investment objective for the Fund: The Fund’s investment objective is to provide a high level of total return consisting of long-term capital appreciation and current income. The prior investment objective was long-term capital appreciation. On November 20, 2001, the Fund’s Trustees approved the following investment policy changes effective December 15, 2001: Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities of U.S. regional banks and thrifts and holding companies that primarily own or receive a substantial portion of their income from regional banks or thrifts. “Net assets” is defined as net assets plus borrowings for investment purposes. “Primarily owned” means that the bank or financial holding company derives a substantial portion of its business from U.S. regional banks or thrifts as determined by the Adviser, based upon generally accepted measures such as revenues, asset size and number of employees. U.S. regional banks or thrifts are ones that provide full-service banking (i.e., savings accounts, checking accounts, commercial lending and real estate lending) and whose assets are primarily of domestic origin. The Fund will notify shareholders at least 60 days prior to any change in this 80% investment policy.

The Fund may invest in investment-grade debt securities as well as debt securities rated BB or below by Standard & Poor’s Ratings group (Standard & Poor’s) or Ba or below by Moody’s Investors Service, Inc. (Moody’s) or, if unrated by such rating organizations, determined by the Adviser to be of comparable quality.

On December 7, 2010, the Fund’s Trustees approved certain investment policy changes, as summarized below:

(i) investment policy stating that “Under normal market conditions, the Fund may invest up to 25% of its total assets in the equity securities of financial services companies, companies with significant lending operations, foreign banking, lending and financial services companies, “money center” banks and debt securities issued by U.S. regional banks, thrifts or their holding companies selected primarily for capital appreciation potential.” was replaced with the following: “Under normal market conditions, the Fund may invest up to 20% of its net assets in the equity securities of financial services companies, companies with significant lending operations, foreign banking, lending and financial services companies, “money center” banks and debt securities issued by U.S. regional banks, thrifts or their holding companies.”;

(ii) investment policy stating that “The equity securities in which the Fund may invest are common stocks, preferred stocks, warrants, stock purchase rights, securities convertible into other equity securities. Although the Fund will purchase equity securities principally for capital appreciation, such investments may also produce dividends and other income.” was replaced with the following: “The equity securities in which the Fund may invest are common stocks, preferred stocks, warrants, stock purchase rights, securities convertible into other equity securities.”;

Semiannual report | Bank and Thrift Opportunity Fund	21

(iii) investment policy stating that “The Fund intends to invest primarily in the equity securities of U.S. regional banks, thrifts and holding companies with assets of less than $30 billion and to emphasize over time investments in U.S. regional banks, thrifts and their holding companies with assets of $3 billion or less. The Adviser believes that such small to medium size banks and thrifts offer better opportunity for longer-term capital appreciation than do larger banks, thrifts and their holding companies. Over time, the Fund may change its investment emphasis in response to, among other factors, consolidations in the banking and thrift industry and the Adviser’s view as to opportunities for capital appreciation.” was replaced with the following: “The Fund intends to invest in the equity securities of U.S. regional banks, thrifts and holding companies of any size.”; and

(iv) investment policy stating that “The Fund may write and purchase call and put options on securities and securities indices provided that the value of options purchased by the Fund, together with the obligations of the Fund under options written by the Fund, other than options written or purchased for hedging purposes and call options written “against-the box,” does not exceed 5% of the Fund’s total assets at the time of such purchase or writing.” was replaced with the following: “The Fund may write and purchase call and put options on securities and securities indices. The Fund typically will limit notional exposure of the options to 5% of the value of the Fund’s portfolio securities, although this amount is expected to vary over time based upon U.S. equity market conditions and other factors.”

On March 9, 2011, the Board of Trustees approved certain investment policy changes, as summarized below:

(i) investment policy stating that “Under normal market conditions, the Fund may invest up to 20% of its net assets in the equity securities of financial services companies, companies with significant lending operations, foreign banking, lending and financial services companies, “money center” banks and debt securities issued by U.S. regional banks, thrifts or their holding companies.” was replaced with the following: “Under normal market conditions, the Fund may invest up to 20% of its net assets in the common and preferred equity securities and other preferred securities of financial services companies, companies with significant lending operations, foreign banking, lending and financial services companies, “money center” banks and debt securities issued by U.S. regional banks, thrifts or their holding companies.”; and

(ii) investment policy stating that “The Fund may invest up to 20% of its total assets in equity securities of foreign banking, lending and financial services companies, including securities quoted in foreign currencies.” was replaced with the following: “The Fund may invest up to 20% of its total assets in common and preferred equity securities and other preferred securities of foreign banking, lending and financial services companies, including securities quoted in foreign currencies.”

Bylaws

On November 19, 2002, the Board of Trustees adopted several amendments to the Fund’s bylaws, including provisions relating to the calling of a special meeting and requiring advance notice of shareholder proposals or nominees for Trustee. The advance notice provisions in the bylaws require shareholders to notify the Fund in writing of any proposal that they intend to present at an annual meeting of shareholders, including any nominations for Trustee, between 90 and 120 days prior to the first anniversary of the mailing date of the notice from the prior year’s annual meeting of shareholders. The notification must be in the form prescribed by the bylaws. The advance notice provisions provide the Fund and its Trustees with the opportunity to thoughtfully consider and address the matters proposed before the Fund prepares and mails its proxy statement to shareholders. Other amendments set forth the procedures that must be followed in order for a shareholder to call a special meeting of shareholders.

22	Bank and Thrift Opportunity Fund | Semiannual report

Effective September 9, 2008, the Fund’s bylaws were amended with respect to notice requirements for Trustee nominations and other proposals by the Fund’s shareholders. These provisions require the disclosure of the nominating shareholder and the nominee’s investment interests as they relate to the Fund, as well as the name of any other shareholder supporting the nominee for election as a Trustee or the proposal of other business. In order for notice to be proper, such notice must disclose the economic interests of the nominating shareholder and nominee, including his or her holdings of shares in the Fund, the intent upon which those shares were acquired, and any hedging arrangements (including leveraged or short positions) made with respect to the shares of the Fund. Additionally, any material interest that the shareholder has in the business to be brought before the meeting must be disclosed.

Please contact the Secretary of the Fund for additional information about the advance notice requirements or the other amendments to the bylaws.

Dividends and distributions

During the six-month period ended April 30, 2011, dividends from net investment income totaling $0.4493 per share were paid to shareholders. The dates of payments and the amounts per share were as follows:

PAYMENT DATE	DISTRIBUTIONS[1]

December 31, 2010	$0.2113
March 31, 2011	0.2380
Total	$0.4493

1 A portion of the distributions may be deemed a tax return of capital at year-end.

Dividend reinvestment plan

The Board of Trustees approved certain amendments to the Fund’s Dividend Reinvestment Plan. The Dividend Reinvestment Plan that is in effect as of July 1, 2011 is described below.

Pursuant to the Fund’s Dividend Reinvestment Plan (the Plan), distributions of dividends and capital gains are automatically reinvested in common shares of the Fund by The Bank of New York Mellon (the Plan Agent). Every shareholder holding at least one full share of the Fund is entitled to participate in the Plan. In addition, every shareholder who became a shareholder of the Fund after June 30, 2011 and holds at least one full share of the Fund will be automatically enrolled in the Plan. Shareholders who do not participate in the Plan will receive all distributions in cash.

If the Fund declares a dividend or distribution, participants will receive shares purchased by the Plan Agent on participants’ behalf on the New York Stock Exchange (the NYSE) or otherwise on the open market. Whenever shares are purchased or sold on the NYSE or otherwise on the open market, each participant will pay a pro rata portion of brokerage trading fees, currently $0.05 per share purchased or sold. Brokerage trading fees will be deducted from amounts to be invested.

The reinvestment of dividends and net capital gains distributions does not relieve participants of any income tax that may be payable on such dividends or distributions.

Shareholders participating in the Plan may buy additional shares of the Fund through the Plan at any time in amounts of at least $50 per investment, up to a maximum of $10,000, with a total calendar year limit of $100,000. Shareholders will be charged a $5 transaction fee plus $0.05 per share brokerage trading fee for each order. Purchases of additional shares of the Fund will be made on the open market. Shareholders who elect to utilize monthly electronic fund transfers to buy additional shares of the Fund will be charged a $2 transaction fee plus $0.05 per share brokerage

Semiannual report | Bank and Thrift Opportunity Fund	23

trading fee for each automatic purchase. Shareholders can also sell Fund shares held in the Plan account at any time by contacting the Plan Agent by telephone, in writing or by visiting the Plan Agent’s Web site at www.bnymellon.com/shareowner/equityaccess. The Plan Agent will mail a check to you (less applicable brokerage trading fees) on settlement date, which is three business days after your shares have been sold. If you choose to sell your shares through your stockbroker, you will need to request that the Plan Agent electronically transfer your shares to your stockbroker through the Direct Registration System.

Shareholders participating in the Plan may withdraw from the Plan at any time by contacting the Plan Agent by telephone, in writing or by visiting the Plan Agent’s Web site at www.bnymellon.com/shareowner/equityaccess. Such termination will be effective immediately if the notice is received by the Plan Agent prior to any dividend or distribution record date; otherwise, such termination will be effective on the first trading day after the payment date for such dividend or distribution, with respect to any subsequent dividend or distribution. If you withdraw, your shares will be credited to your account; or, if you wish, the Plan Agent will sell your full and fractional shares and send you the proceeds, less a transaction fee of $5.00 and less brokerage trading fees of $0.05 per share. If a shareholder does not maintain at least one whole share of common stock in the Plan account, the Plan Agent may terminate such shareholder’s participation in the Plan after written notice. Upon termination, shareholders will be sent a check for the cash value of any fractional share in the Plan account, less any applicable broker commissions and taxes.

Shareholders who hold at least one full share of the Fund may join the Plan by notifying the Plan Agent by telephone, in writing or by visiting the Plan Agent’s Web site at www.bnymellon.com/shareowner/equityaccess. If received in proper form by the Plan Agent before the record date of a dividend, the election will be effective with respect to all dividends paid after such record date. If you wish to participate in the Plan and your shares are held in the name of a brokerage firm, bank or other nominee, please contact your nominee to see if it will participate in the Plan for you. If you wish to participate in the Plan, but your brokerage firm, bank or other nominee is unable to participate on your behalf, you will need to request that your shares be re-registered in your own name, or you will not be able to participate. The Plan Agent will administer the Plan on the basis of the number of shares certified from time to time by you as representing the total amount registered in your name and held for your account by your nominee.

Experience under the Plan may indicate that changes are desirable. Accordingly, the Fund and the Plan Agent reserve the right to amend or terminate the Plan. Participants generally will receive written notice at least 90 days before the effective date of any amendment. In the case of termination, participants will receive written notice at least 90 days before the record date for the payment of any dividend or distribution by the Fund.

All correspondence or additional information about the Plan should be directed to The Bank of New York Mellon, c/o BNY Mellon Shareowner Services, c/o Mellon Investor Services, P.O. Box 358035, Pittsburgh, PA 15252-8035 (Telephone: 1-800-852-0218 (within the U.S. and Canada), 1-201-680-6578 (International Telephone Inquiries), and 1-800-231-5469 (For the Hearing Impaired (TDD)).

24	Bank and Thrift Opportunity Fund | Semiannual report

Shareholder communication and assistance

If you have any questions concerning the Fund, we will be pleased to assist you. If you hold shares in your own name and not with a brokerage firm, please address all notices, correspondence, questions or other communications regarding the Fund to the transfer agent at:

Mellon Investor Services
Newport Office Center VII
480 Washington Boulevard
Jersey City, NJ 07310
Telephone: 1-800-852-0218

If your shares are held with a brokerage firm, you should contact that firm, bank or other nominee for assistance.

Shareholder meeting

The Fund held its Annual Meeting of Shareholders on January 21, 2011. The following proposal was considered by the shareholders:

Proposal: Election of three (3) Trustees to serve for a three-year term ending at the Annual Meeting of Shareholders in 2014. The votes cast with respect to each Trustee are set forth below.

THE PROPOSAL PASSED ON JANUARY 21, 2011.

	TOTAL VOTES	TOTAL VOTES WITHHELD
	FOR THE NOMINEE	FROM THE NOMINEE

James F. Carlin	15,987,714	1,486,089
William H. Cunningham	15,992,879	1,550,924
Gregory A. Russo	15,997,409	1,476,394

The following eight Trustees were not up for election and remain in office: Deborah C. Jackson, Charles L. Ladner, Stanley Martin, Patti McGill Peterson, Hugh McHaffie, John A. Moore, Steven R. Pruchansky and John G. Vrysen.

Semiannual report | Bank and Thrift Opportunity Fund	25

More information

Trustees	Officers	Investment adviser
Steven R. Pruchansky,	Keith F. Hartstein	John Hancock Advisers, LLC
Chairperson	President and
James F. Carlin	Chief Executive Officer	Subadviser
William H. Cunningham		John Hancock Asset Management
Deborah C. Jackson*	Andrew G. Arnott	(formerly MFC Global
Charles L. Ladner,*	Senior Vice President	Investment Management
Vice Chairperson	and Chief Operating Officer	(U.S.), LLC)
Stanley Martin*
Hugh McHaffie†	Thomas M. Kinzler	Custodian
Dr. John A. Moore	Secretary and Chief Legal Officer	State Street Bank and
Patti McGill Peterson*		Trust Company
Gregory A. Russo	Francis V. Knox, Jr.
John G. Vrysen†	Chief Compliance Officer	Transfer agent
Mellon Investor Services
*Member of the	Charles A. Rizzo
Audit Committee	Chief Financial Officer	Legal counsel
†Non-Independent Trustee		K&L Gates LLP
Salvatore Schiavone
	Treasurer	Stock symbol
Listed New York Stock
Exchange: BTO

For shareholder assistance refer to page 25

You can also contact us:
	1-800-852-0218	Regular mail:
	jhfunds.com	Mellon Investor Services
Newport Office Center VII
480 Washington Boulevard
Jersey City, NJ 07310

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site www.jhfunds.com or by calling 1-800-852-0218.

The report is certified under the Sarbanes-Oxley Act, which requires mutual funds and other public companies to affirm that, to the best of their knowledge, the information in their financial reports is fairly and accurately stated in all material respects.

The Fund is listed for trading on the NYSE and has filed with the NYSE its chief executive officer certification regarding compliance with the NYSE’s listing standards. The Fund also files with the SEC the certification of its chief executive officer and chief financial officer required by Section 302 of the Sarbanes-Oxley Act.

26	Bank and Thrift Opportunity Fund | Semiannual report

1-800-852-0218
1-800-231-5469 TDD
1-800-843-0090 EASI-Line
www.jhfunds.com

PRESORTED
STANDARD
U.S. POSTAGE
PAID
MIS

P90SA 4/11
6/11

ITEM 2. CODE OF ETHICS.

Not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Not applicable.

(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT

COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT

INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

	REGISTRANT PURCHASES OF
	EQUITY SECURITIES

			Total Number	Maximum
			of	Number
			Shares	of Shares
			Purchased	that May
	Total		as Part of	Yet Be
	Number of	Average	Publicly	Purchased
	Shares	Price	Announced	Under the
Period	Purchased	per Share	Plans*	Plans

Nov-10	188,265	15.473	991,750	1,134,270
Dec-10	85,136	17.118	1,076,886	1,973,241*
Jan-11	47,600	17.782	1,124,486	1,925,641
Feb-11	0	0	1,124,486	1,925,641
Mar-11	58,514	17.005	1,183,000	1,867,127
Apr-11	21,623	17.064	1,204,623	1,845,504
Total	401,138	16.405

__________________________________________________________

*In May 2009, the Board of Trustees approved a share repurchase plan, which was subsequently reviewed and approved by the Board of Trustees each year in December. Under the share repurchase plan, the Fund may purchase in the open market up to 10% of its outstanding common shares. The plan will remain in effect between January 1, 2011 and December 31, 2011.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to previously disclosed John Hancock Funds – Governance Committee Charter.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached “John Hancock Funds – Governance Committee Charter”.

(c)(2) Contact person at the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Bank and Thrift Opportunity Fund

By:

/s/ Keith F. Hartstein
Keith F. Hartstein
President and
Chief Executive Officer

Date: June 20, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/ Keith F. Hartstein
Keith F. Hartstein
President and
Chief Executive Officer

Date: June 20, 2011

By:

/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date: June 20, 2011